UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1000 Second Avenue, Suite 1200
         Seattle, WA  98104

Form 13F File Number:  28-13331


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles F. Pollnow IV
Title:   Manager of Triple Frond Partners LLC
Phone:   206-332-1215

Signature, Place, and Date of Signing:

/s/ Charles F. Pollnow IV               Seattle, WA              July  29, 2009
-------------------------------------
Charles F. Pollnow IV

Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13332               Hawk Hill Capital Partners, LP


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:            8
Form 13F Information Table Value Total:      170,052
                                          (thousands)

                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                          TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER              CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------- -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
FEDEX CORP.               COM    31428X 10 6    19,217     345,500  SH     SOLE        1          345,500
LAMAR ADVERTISING CO      CL A   512815 10 1    16,012   1,048,578  SH     SOLE        1        1,048,578
LIFE TIME FITNESS INC     COM    53217R 20 7    27,522   1,375,400  SH     SOLE        1        1,375,400
MEDTRONIC INC             COM    585055 10 6    15,769     451,950  SH     SOLE        1          451,950
PROGRESSIVE CORP          COM    743315 10 3    24,176   1,600,000  SH     SOLE        1        1,600,000
TYCO ELECTRONICS LTD      COM    H8912P 10 6    12,896     693,713  SH     SOLE        1          693,713
WALGREEN CO               COM    931422 10 9    32,340   1,100,000  SH     SOLE        1        1,100,000
ZENITH NATL INS CORP      COM    989390 10 9    22,120   1,017,500  SH     SOLE        1        1,017,500
                                              170,052